                                  Law Offices
                           Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                          Philadelphia, PA  19107-3496
                           Telephone: (215) 988-2700
                              Fax: (215) 988-2757

                                 April 23, 1999

VIA EDGAR TRANSMISSION
----------------------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re:  The Kent Funds Form N-1A
               Post-Effective Amendment No. 30
               File Nos. 33-8398 and 811-4824
               -------------------------------

Ladies and Gentlemen:

          Please accept for filing Post-Effective Amendment No. 30 (the "Amendment") to the Registration Statement on Form N-1A of The Kent Funds (the "Trust") under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended.

          The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to designate April 30, 1999 as the new effective date for Post-Effective Amendment No. 28 ("PEA 28") to the Registrant's Registration Statement on Form N-1A that was filed with the Securities and Exchange Commission on February 26, 1999. The Amendment incorporates the entirety of PEA No. 28 by reference.

          This Amendment does not contain disclosure that would render it ineligible to become effective under paragraph (b) of Rule 485.

          As requested in the staff's generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

          Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-1146.

                              Sincerely,

                              /s/ Diana E. McCarthy
                              ---------------------
                              Diana E. McCarthy


Encl.
cc:     Linda Stirling, Esq.

         As filed with the Securities and Exchange Commission on April 23, 1999
                                                 Securities Act File No. 33-8398
                                        Investment Company Act File No. 811-4824


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
                   Pre-Effective Amendment No.____  [ ]
                   Post-Effective Amendment No. 30 and/or  [X]

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No. 31
                        (Check appropriate box or boxes)

                                 THE KENT FUNDS
                                 --------------
               (Exact Name of Registrant as Specified in Charter)

                    3435 Stelzer Road, Columbus, Ohio 43219
                    ---------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 470-8000

                          W. Bruce McConnel, III, Esq.
                           Drinker Biddle & Reath LLP
                 1345 Chestnut Street, Philadelphia, PA  19107
                 ---------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered....................................... None

The purpose of this Post-Effective Amendment to Registrant's Registration Statement on Form N-1A is to designate April 30, 1999 as the new effective date for Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 28") as filed pursuant to Rule 485(a) with the Securities and Exchange Commission on February 26, 1999 and which has not yet become effective. Pursuant thereto, Post-Effective Amendment No. 28, including the prospectus and statement of additional information included therein, is incorporated herein in its entirety.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, in the State of Ohio, on the

23rd day of April, 1999.

                              THE KENT FUNDS

                              By: */ s/ James F. Duca, II
                                  ---------------------------
                                  James F. Duca, II
                                  President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                    TITLE                     DATE
----------                                   ------                    -----

*/ s/ James F. Duca, II          President                         April 23, 1999
------------------------------
James F. Duca, II

*/s/  Martin R. Dean             Treasurer (Principal Accounting   April 23, 1999
------------------------------
Martin R. Dean                   and Financial Officer)

*/ s/ Walter B. Grimm            Chairman and Trustee              April 23, 1999
------------------------------
Walter B. Grimm

*/ s/ Joseph F. Damore           Trustee                           April 23, 1999
------------------------------
Joseph F. Damore

*/ s/ James F. Rainey            Trustee                           April 23, 1999
------------------------------
James F. Rainey

*/ s/ Ronald F. VanSteeland      Trustee                           April 23, 1999
------------------------------
Ronald F. VanSteeland

     *By:  /s/ Robert L. Tuch
           ------------------

           Robert L. Tuch
           Attorney-in-Fact

* Robert L. Tuch, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees and Officers of Registrant pursuant to powers of attorney duly executed by such persons.

                            CERTIFICATE OF SECRETARY

          The following resolution was duly adopted by the Board of Trustees of The Kent Funds on August 20, 1998, and remains in full force and effect as of the date hereof:


          RESOLVED, that the Trustees and officers of the Trust who may be required to execute any amendments to the Trust's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Robert L. Tuch, and either of them, their true and lawful attorneys to execute in their name, place and stead, in their capacity as Trustee or officer, or both, of the Trust any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and either of said attorneys shall have full power and authority to do in the name and on behalf of said Trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as full and to intents and purposes as each of said Trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being thereby ratified and approved.

     IN WITNESS WHEREOF, I have hereunto signed my name.



DATED: April 23, 1999        By: /s/ Robert L. Tuch
                                 ------------------------
                                 Robert L. Tuch
                                 Secretary

                                THE KENT FUNDS

                               POWER OF ATTORNEY
                               -----------------

          I, James F. Duca, II, hereby appoint W. Bruce McConnel, III and Robert
L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                   /s/ James  S. Duca, II
                                   ------------------------
                                   James F. Duca, II

Date:  March 29, 1999

                                THE KENT FUNDS

                               POWER OF ATTORNEY
                               -----------------

          I, Martin R. Dean, hereby appoint W. Bruce McConnel, III and Robert L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                        /s/ Martin R. Dean
                                       -----------------------
                                       Martin R. Dean

Date:  March 29, 1999

                                THE KENT FUNDS

                               POWER OF ATTORNEY
                               -----------------

          I, Walter B. Grimm, hereby appoint W. Bruce McConnel, III and Robert
L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                      /s/ Walter B. Grimm
                                      ------------------------
                                      Walter B. Grimm

Date:  March 29, 1999

                                THE KENT FUNDS

                               POWER OF ATTORNEY
                               -----------------

          I, Joseph F. Damore, hereby appoint W. Bruce McConnel, III and Robert
L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                      /s/ Joseph F. Damore
                                      -------------------------
                                      Joseph F. Damore

Date:  March 29, 1999

                                THE KENT FUNDS

                               POWER OF ATTORNEY
                               -----------------

          I, James F. Rainey, hereby appoint W. Bruce McConnel, III and Robert
L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                      /s/ James F. Rainey
                                      -----------------------
                                      James F. Rainey

Date:  March 29, 1999

                                THE KENT FUNDS

                               POWER OF ATTORNEY
                               -----------------

          I, Ronald F. VanSteeland, hereby appoint W. Bruce McConnel, III and Robert L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                 /s/ Ronald F. VanSteeland
                                 ----------------------------
                                 Ronald F. VanSteeland

Date:  March 29, 1999